Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
U.S. federal statutory tax rate	34.00%	34.00%
State income taxes, net of federal benefit	(5.00%)	4.90%
U.S. vs. foreign tax rate differential	(1.30%)	(1.00%)
Impact of tax law change	(32.50%)	0.00%
Deferred tax adjustments	(2.50%)	0.00%
Other	(1.10%)	(2.10%)
Change in valuation allowance	18.30%	(22.90%)
Effective tax rate	9.90%	12.90%